voxeljet UK - Restructure (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Subsidiaries
Consideration received		€ 14	€ 427
Expense of restructuring activities			471
voxeljet UK
Subsidiaries
Consideration received	€ 365
Expense of restructuring activities	€ 2,700
Write-off digital library
Subsidiaries
Expense of restructuring activities			309
Impairment of inventories
Subsidiaries
Expense of restructuring activities			1,068
Write-off customer list
Subsidiaries
Expense of restructuring activities			380
Separation and breach of contract
Subsidiaries
Expense of restructuring activities			260
Legal consulting
Subsidiaries
Expense of restructuring activities			79
Settlement of rent agreements
Subsidiaries
Expense of restructuring activities			67
Loss on disposal of fixed assets
Subsidiaries
Expense of restructuring activities			67
Transfer of employees
Subsidiaries
Expense of restructuring activities			275
Derecognition of goodwill due to disposed business
Subsidiaries
Expense of restructuring activities			129
Settlement of loan agreements
Subsidiaries
Expense of restructuring activities			€ 29